FAIR VALUE MEASUREMENT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012 Primaeva [Member]	Dec. 31, 2011 Primaeva [Member]	Dec. 31, 2012 Syneron Beauty Inc [Member]	Dec. 31, 2011 Syneron Beauty Inc [Member]	Dec. 31, 2013 Syneron Beauty Inc [Member]	Dec. 31, 2013 Rakuto Bio Technologies Ltd. (RBT) [Member]	Dec. 31, 2012 Rakuto Bio Technologies Ltd. (RBT) [Member]	May 30, 2012 Rakuto Bio Technologies Ltd. (RBT) [Member]	Dec. 31, 2011 Rakuto Bio Technologies Ltd. (RBT) [Member]	Dec. 31, 2013 Auction Rate Securities [Member]	Dec. 31, 2012 Auction Rate Securities [Member]	Dec. 31, 2013 Investment In Affliate [Member]	Dec. 31, 2012 Investment In Affliate [Member]	Dec. 31, 2011 Investment In Affliate [Member]
Schedule of Cost-method Investments [Line Items]
Investment's, fair value														$ 1,061	$ 1,230		$ 1,000
Impairment charge for cost method investment	1,000	200	9,387	[1]										2,803	2,813		200
Contingent consideration										7,896	6,750	15,240
Acquisition income (expense)							2,535	126		1,146	625							(9,387)
Intangible asset, fair value	3,102	4,281	530
Impairment of intangible assets	323	3,370	123
Investments in affiliated companies	$ 24,720	$ 1,000	$ 200										$ 4,275

[1]	On November 22, 2010, the Company entered into an exclusive supply agreement ("the agreement") with an existing customer of the Company ("the customer"). In connection with such agreement, the Company invested $9,169 in exchange for preferred units which constitute an immaterial percentage of the customer's equity. The Company recorded the fair value of the preferred units received as part of the investments in affiliated companies and the fair value of the exclusive supply right in the amount of $1,400 was recorded as part of the intangible assets based on its fair value as was calculated by a third party appraisal. On October 5, 2011, the Company invested in this customer an additional $3,200 in exchange for additional preferred units. In December 2011, this customer filed for bankruptcy under protection of Chapter 11 of the U.S. Bankruptcy Code from which it emerged at the end of January 2012. The Company expects to continue doing business under a new exclusive supply agreement concluded with this customer under its new ownership. During 2011, the Company wrote off $9,387, reflecting losses related to the Company's investment in this customer.